Uncategorized Items
[dei_TradingSymbol]	CHEAX	CHCGX	CHESX
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_AnnualReturn2005]							0.0709		0.013	0.0738
[rr_AnnualReturn2006]							0.0972		0.0722	0.0946
[rr_AnnualReturn2007]							0.2116		0.1586	0.2142
[rr_AnnualReturn2008]							(0.4994)		(0.5057)	(0.497)
[rr_AnnualReturn2009]							0.4897		0.3924	0.4921
[rr_AnnualReturn2010]							0.1839		0.0947	0.1888
[rr_AnnualReturn2011]							(0.1267)		(0.1017)	(0.122)
[rr_AnnualReturn2012]							0.1946		0.194	0.2003
[rr_AnnualReturn2013]							0.3709		0.3132	0.3784
[rr_AnnualReturn2014]							0.0532		0.0895	0.055
[rr_BarChartAndPerformanceTableHeading]				PERFORMANCE SUMMARY	PERFORMANCE SUMMARY	PERFORMANCE SUMMARY
[rr_BarChartClosingTextBlock]

• During the period shown in the bar chart, the highest quarterly return was 23.87% (for the quarter ended June 30, 2009).

• During the period shown in the bar chart, the lowest quarterly return was -31.02% (for the quarter ended December 31, 2008).

• During the period shown in the bar chart, the highest quarterly return was 20.79% (for the quarter ended March 31, 2012).

• During the period shown in the bar chart, the lowest quarterly return was -33.20% (for the quarter ended December 31, 2008).

• During the period shown in the bar chart, the highest quarterly return was 24.03% (for the quarter ended June 30, 2009).

• During the period shown in the bar chart, the lowest quarterly return was -30.97% (for the quarter ended December 31, 2008).

[rr_BarChartHeading]				Annual Total Returns	Annual Total Returns	Annual Total Returns
[rr_BarChartHighestQuarterlyReturn]												0.2387	0.2079	0.2403
[rr_BarChartHighestQuarterlyReturnDate]				Jun. 30, 2009	Mar. 31, 2012	Jun. 30, 2009
[rr_BarChartLowestQuarterlyReturn]												(0.3102)	(0.332)	(0.3097)
[rr_BarChartLowestQuarterlyReturnDate]				Dec. 31, 2008	Dec. 31, 2008	Dec. 31, 2008
[rr_BarChartTableTextBlock]
[rr_DistributionAndService12b1FeesOverAssets]							0.0011		0.0013	0
[rr_ExpenseExampleHeading]				Example	Example	Example
[rr_ExpenseExampleNarrativeTextBlock]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to waive Management Fees and reimburse other Fund expenses remains in effect only through February 29, 2016 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to waive Management Fees and reimburse other Fund expenses remains in effect only through February 29, 2016 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[rr_ExpenseExampleWithRedemptionTableTextBlock]
[rr_ExpenseExampleYear01]															231	197	206
[rr_ExpenseExampleYear03]															846	609	728
[rr_ExpenseExampleYear05]															1,486	1,047	1,276
[rr_ExpenseExampleYear10]															3,206	2,264	2,773
[rr_ExpenseHeading]				FEES AND EXPENSES OF THE FUND	FEES AND EXPENSES OF THE FUND	FEES AND EXPENSES OF THE FUND
[rr_ExpenseNarrativeTextBlock]				The following table describes the fees and expenses that you will pay if you buy and hold shares of the Fund:	The following table describes the fees and expenses that you will pay if you buy and hold shares of the Fund:	The following table describes the fees and expenses that you will pay if you buy and hold shares of the Fund:
[rr_ExpensesOverAssets]							0.0293		0.0194	0.0247
[rr_FeeWaiverOrReimbursementOverAssets]							(0.0065)	[footnotechesapeake_S000010423TheAdvisorhascontrac0001]		(0.0044)	[footnotechesapeake_SO00010423TheAdvisorhascontrac0002]
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]				2016-02-29		2016-02-29
[rr_HighestQuarterlyReturnLabel]				highest quarterly return	highest quarterly return	highest quarterly return
[rr_LowestQuarterlyReturnLabel]				lowest quarterly return	lowest quarterly return	lowest quarterly return
[rr_ManagementFeesOverAssets]							0.01		0.01	0.01
[rr_MaximumCumulativeSalesChargeOverOfferingPrice]							0		0	0
[rr_NetExpensesOverAssets]							0.0228	[footnotechesapeake_S000010423TheAdvisorhascontrac0001]		0.0203	[footnotechesapeake_SO00010423TheAdvisorhascontrac0002]
[rr_ObjectiveHeading]				INVESTMENT OBJECTIVE	INVESTMENT OBJECTIVE	INVESTMENT OBJECTIVE
[rr_ObjectivePrimaryTextBlock]				The Chesapeake Growth Fund (the “Fund”) seeks capital appreciation.	The Chesapeake Core Growth Fund (the “Fund”) seeks capital appreciation.	The Chesapeake Growth Fund (the “Fund”) seeks capital appreciation.
[rr_OperatingExpensesCaption]				Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesOverAssets]							0.0182		0.0081	0.0147
[rr_PerformanceAvailabilityPhone]				1-800-430-3863	1-800-430-3863	1-800-430-3863
[rr_PerformanceInformationIllustratesVariabilityOfReturns]				The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund’s Investor shares by showing changes in the Fund’s performance from year to year for the past 10 calendar years and by showing how the average annual total returns of Investor shares of the Fund for 1, 5 and 10 years compare with those of a broad measure of market performance.	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year for the past 10 calendar years and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund’s Institutional shares by showing changes in the Fund’s performance from year to year for the past 10 calendar years and by showing how the average annual total returns of Institutional shares of the Fund for 1, 5 and 10 years compare with those of a broad measure of market performance.
[rr_PerformanceNarrativeTextBlock]

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund’s Investor shares by showing changes in the Fund’s performance from year to year for the past 10 calendar years and by showing how the average annual total returns of Investor shares of the Fund for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-800-430-3863.

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year for the past 10 calendar years and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-800-430-3863.

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund’s Institutional shares by showing changes in the Fund’s performance from year to year for the past 10 calendar years and by showing how the average annual total returns of Institutional shares of the Fund for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-800-430-3863.

[rr_PerformancePastDoesNotIndicateFuture]				The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
[rr_PerformanceTableHeading]				Average Annual Total Returns For Periods Ended December 31, 2014 :	Average Annual Total Returns For Periods Ended December 31, 2014:	Average Annual Total Returns For Periods Ended December 31, 2014 :
[rr_PerformanceTableNarrativeTextBlock]

The table below presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

The table below presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

The table below presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

[rr_PerformanceTableNotRelevantToTaxDeferred]				If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.	If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.	If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.
[rr_PerformanceTableTextBlock]
[rr_PerformanceTableUsesHighestFederalRate]				After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[rr_PortfolioTurnoverHeading]				Portfolio Turnover	Portfolio Turnover	Portfolio Turnover
[rr_PortfolioTurnoverRate]												0.64	0.49	0.64
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

[rr_RiskHeading]				PRINCIPAL RISKS	PRINCIPAL RISKS	PRINCIPAL RISKS
[rr_RiskLoseMoney]				An investment in the Fund is subject to investment risks, including the risk that you may lose money.	An investment in the Fund is subject to investment risks, including the risk that you may lose money.	An investment in the Fund is subject to investment risks, including the risk that you may lose money.
[rr_RiskNarrativeTextBlock]

An investment in the Fund is subject to investment risks, including the risk that you may lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes the principal risks involved with an investment in the Fund.

Equity Securities. To the extent that the majority of the Fund’s portfolio consists of equity securities, it is expected that the Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities. Equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor.

Market Risk. Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, and general market conditions.

Internal Change. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature.

Small and Medium Capitalization Companies. To the extent the Fund’s assets are invested in small and medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because the securities of small and medium capitalization companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Small and medium capitalization companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning small and medium capitalization companies than for larger, more established companies.

Large Capitalization Companies. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

An investment in the Fund is subject to investment risks, including the risk that you may lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes the principal risks involved with an investment in the Fund.

Equity Securities. To the extent that the majority of the Fund’s portfolio consists of equity securities, it is expected that the Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities. Equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor.

Market Risk. Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, and general market conditions.

Internal Change. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature.

Large Capitalization Companies. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Market Segment Risk. Investors are also subject to the risk that the Fund’s market segment, the largest 1,000 companies domiciled in the United States, may underperform other equity market segments or the equity markets as a whole.

An investment in the Fund is subject to investment risks, including the risk that you may lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes the principal risks involved with an investment in the Fund.

Equity Securities. To the extent that the majority of the Fund’s portfolio consists of equity securities, it is expected that the Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities. Equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor.

Market Risk. Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Internal Change. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature.

Small and Medium Capitalization Companies. To the extent the Fund’s assets are invested in small and medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because the securities of small and medium capitalization companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Small and medium capitalization companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning small and medium capitalization companies than for larger, more established companies.

Large Capitalization Companies. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

[rr_RiskReturnHeading]				FUND SUMMARY	FUND SUMMARY	FUND SUMMARY
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]				PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES
[rr_StrategyNarrativeTextBlock]

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust (the “Trust”), seeks capital appreciation by investing primarily in equity securities, such as common and preferred stock and securities convertible into common stock, without regard to market capitalization. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund’s objective.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. (the “Advisor”) will focus on companies that, in the Advisor’s opinion, show superior prospects for earnings growth and are undergoing positive changes that have not yet been recognized by “Wall Street” analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year’s comparable period. The Advisor generally avoids companies that have excessive debt. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which no more than 25% of the Fund’s total assets will be invested in the securities of any one industry. Up to 10% of the Fund’s total assets may consist of foreign securities and sponsored American Depositary Receipts (“ADRs”). However, all of the securities in which the Fund invests will be actively traded on domestic or foreign securities exchanges or in the over-the-counter markets. Portfolio securities are generally acquired for the long term.

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust (the “Trust”), seeks capital appreciation by investing primarily in equity securities of the largest 1,000 companies, based on market capitalization, domiciled in the United States. Equity securities include common and preferred stock and securities convertible into common stock. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund’s objective.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. (the “Advisor”) will focus on companies that, in the Advisor’s opinion, show superior prospects for earnings growth and are undergoing positive changes that have not yet been recognized by “Wall Street” analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year’s comparable period. The Advisor generally avoids companies that have excessive debt. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities and at least 80% of such assets will be invested in the largest 1,000 companies domiciled in the United States. Generally, all of the securities in which the Fund invests will be traded on domestic securities exchanges or in the over-the-counter markets. The Fund may invest in foreign securities if they are traded on a U.S. securities exchange. Portfolio securities are generally acquired for the long term.

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust (the “Trust”), seeks capital appreciation by investing primarily in equity securities, such as common and preferred stock and securities convertible into common stock, without regard to market capitalization. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund’s objective.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. (the “Advisor”) will focus on companies that, in the Advisor’s opinion, show superior prospects for earnings growth and are undergoing positive changes that have not yet been recognized by “Wall Street” analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year’s comparable period. The Advisor generally avoids companies that have excessive debt. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which no more than 25% of the Fund’s total assets will be invested in the securities of any one industry. Up to 10% of the Fund’s total assets may consist of foreign securities and sponsored American Depositary Receipts (“ADRs”). However, all of the securities in which the Fund invests will be actively traded on domestic or foreign securities exchanges or in the over-the-counter markets. Portfolio securities are generally acquired for the long term.